Condensed Consolidated Unaudited Interim Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Basic and diluted loss per share (in Shares)	$ (0.29)	$ (2.26)	$ (0.59)	$ (2.72)